OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Other Payable and Accrued Expenses [Table Text Block]
	December 31,	December 31,
	2017	2016
Advances from unrelated third-parties (i)	$194,552	$1,045,140
Other taxes payable (ii)	2,772,560	924,861
Unrecognized tax benefits (iii)	433,000	433,000
Accrued professional fees	158,747	140,697
Amount due to employees (iv)	198,370	206,491
Other current liabilities	281,188	294,590
	$4,038,417	$3,044,779